Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS
Entity Central Index Key	0001852344
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
International Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	International Portfolio I
Class Name	Class A
Trading Symbol	PRANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$186	1.76%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The International equity component of the Portfolio returned 12.3%, gross of fees. The primary sources of relative underperformance came from stocks in the Industrial and Consumer Staple sectors.
The Portfolio holdings in Industrials, representing approximately 20% of the Portfolio, accounted for a sizeable portion of the underperformance. Individual stock laggards were Montaro (Japanese industrial supplies), Grab (Southeast Asia taxi and food deliveries) and Bunzl (European international distributions services). The Portfolio exited Bunzl during the year.
The Portfolio generated positive results in Utilities, Technology, Real Estate and Financials. European banks were the standout performers in the sector.
The Puerto Rico strategy outperformed the International equity component of the Portfolio. The return of the cash and futures contract was 14.6%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
International Portfolio I, Class A - No Load	11.28%	2.81%	3.42%
International Portfolio I, Class A - Load	5.72%	1.76%	2.89%
MSCI EAFE Net Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 2,116,535
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 22,304
Investment Company, Portfolio Turnover	51.83%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,116,535

# of Portfolio Holdings	46

Portfolio Turnover Rate	51.83%

Total Advisory Fees Paid	$22,304

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	2.82%

ASML Holding N.V.	2.6%

London Stock Exchange Group, Inc	2.4%

DBS Group Holdings Limited	2.3%

KBC Group NV	2.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	2.82%

ASML Holding N.V.	2.6%

London Stock Exchange Group, Inc	2.4%

DBS Group Holdings Limited	2.3%

KBC Group NV	2.1%

Large Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$188	1.75%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio had a solid performance during the year returning 18.1%, gross of fees. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war.
The top three performing sectors were Financials, Information Technology and Industrials. Within those sectors the best performing stocks were Micron, Goldman Sachs and Lam Research. Worst performing stocks were Palantir and Carrier.
The top three underperforming sectors were Energy, Consumer Discretionary and Communication Sectors. Stocks contributing to the underperformance included
T-Mobile,
Meta and Nike. Google outperformed.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.3%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Core Portfolio I, Class A - No Load	14.64%	8.60%	11.45%
Large Cap Core Portfolio I, Class A - Load	8.89%	7.49%	10.88%
S&P 500 Total Return Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 6,989,116
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 72,946
Investment Company, Portfolio Turnover	55.58%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,989,116

# of Portfolio Holdings	45

Portfolio Turnover Rate	55.58%

Total Advisory Fees Paid	$72,946

Holdings [Text Block]	Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	6.92%

Apple, Inc.	6.6%

Alphabet, Inc. Class A	5.8%

Microsoft Corp.	3.7%

Amazon.com, Inc.	3.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	6.92%

Apple, Inc.	6.6%

Alphabet, Inc. Class A	5.8%

Microsoft Corp.	3.7%

Amazon.com, Inc.	3.2%

Large Cap Core Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Core Portfolio I
Class Name	Class L
Trading Symbol	PRBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$188	1.75%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio had a solid performance during the year returning 18.1%, gross of fees. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war.
The top three performing sectors were Financials, Information Technology and Industrials. Within those sectors the best performing stocks were Micron, Goldman Sachs and Lam Research. Worst performing stocks were Palantir and Carrier.
The top three underperforming sectors were Energy, Consumer Discretionary and Communication Sectors. Stocks contributing to the underperformance included
T-Mobile,
Meta and Nike. Google outperformed.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.3%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Core Portfolio I, Class L—No Load	14.65%	8.50%	11.18%
S&P 500 Total Return Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 6,989,116
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 72,946
Investment Company, Portfolio Turnover	55.58%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,989,116

# of Portfolio Holdings	45

Portfolio Turnover Rate	55.58%

Total Advisory Fees Paid	$72,946

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	6.92%

Apple, Inc.	6.6%

Alphabet, Inc. Class A	5.8%

Microsoft Corp.	3.7%

Amazon.com, Inc.	3.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	6.92%

Apple, Inc.	6.6%

Alphabet, Inc. Class A	5.8%

Microsoft Corp.	3.7%

Amazon.com, Inc.	3.2%

Large Cap Growth Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Portfolio I
Class Name	Class A
Trading Symbol	PRAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 11.0%, gross of fees, during the year. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the fiscal year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war. The war triggered a spike in oil, energy prices and global risk-off sentiment, creating a volatile and negative quarter for many markets.
Overall, the Portfolio generated strong returns, yet it trailed the benchmark. The largest contributors to relative performance included Industrials, Consumer Staples and Energy sectors. The largest detractors were the Information Technology, Financials and Communication Services sectors.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 14.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Growth Portfolio I, Class A - No Load	9.40%	8.36%	12.81%
Large Cap Growth Portfolio I, Class A - Load	3.94%	7.25%	12.23%
Russell 1000 Growth Total Return Index	18.83%	12.76%	16.83%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 8,537,234
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 92,481
Investment Company, Portfolio Turnover	119.57%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$8,537,234

# of Portfolio Holdings	37

Portfolio Turnover Rate	119.57%

Total Advisory Fees Paid	$92,481

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	10.52%

Apple, Inc.	9.5%

Alphabet, Inc. Class C	6.7%

Broadcom, Inc.	5.3%

Microsoft Corp.	4.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	10.52%

Apple, Inc.	9.5%

Alphabet, Inc. Class C	6.7%

Broadcom, Inc.	5.3%

Microsoft Corp.	4.9%

Large Cap Growth Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Portfolio I
Class Name	Class L
Trading Symbol	PRBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 11.0%, gross of fees, during the year. After a slow start from the pullback caused by the imposition of tariffs in April 2025, the markets made a strong rebound with the S&P setting all-time
highs during the fiscal year before pulling back in the first quarter of 2026 from the initial reaction to the Iran war. The war triggered a spike in oil, energy prices and global risk- off sentiment, creating a volatile and negative quarter for many markets.
Overall, the Portfolio generated strong returns, yet it trailed the benchmark. The largest contributors to relative performance included Industrials, Consumer Staples and Energy sectors. The largest detractors were the Information Technology, Financials and Communication Services sectors.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 14.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Growth Portfolio I, Class L - No Load	9.40%	8.26%	12.53%
Russell 1000 Growth Total Return Index	18.83%	12.76%	16.83%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 8,537,234
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 92,481
Investment Company, Portfolio Turnover	119.57%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$8,537,234

# of Portfolio Holdings	37

Portfolio Turnover Rate	119.57%

Total Advisory Fees Paid	$92,481

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	10.52%

Apple, Inc.	9.5%

Alphabet, Inc. Class C	6.7%

Broadcom, Inc.	5.3%

Microsoft Corp.	4.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	10.52%

Apple, Inc.	9.5%

Alphabet, Inc. Class C	6.7%

Broadcom, Inc.	5.3%

Microsoft Corp.	4.9%

Large Cap Value Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Large Cap Value Portfolio I
Class Name	Class A
Trading Symbol	PRAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year? Annual Fund Operating Expenses	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$186	1.76%
(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 13.9%, gross of fees, during the year. The Portfolio’s focus on quality, yield and lower volatility factors led to underperformance versus the index as the market was led by volatility, momentum & growth factors.
An overweight to Information Technology and an underweight to Health Care contributed to relative performance. An underweight to Energy and an overweight to Consumer Staples detracted from performance.
Stocks contributing to performance included shares of Corning, TE Connectivity and Cummins. Stocks that underperformed were led by Progressive Insurance, Paycheck and Nintendo.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio The return of the cash and futures contracts was 9.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Portfolio Performance

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Value Portfolio I, Class A - No Load	10.91%	5.68%	8.15%
Large Cap Value Portfolio I, Class A - Load	5.36%	4.60%	7.60%
Russell 1000 Value Total Return Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 6,690,694
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 64,549
Investment Company, Portfolio Turnover	15.91%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,690,694

# of Portfolio Holdings	29

Portfolio Turnover Rate	15.91%

Total Advisory Fees Paid	$64,549

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)
Corning, Inc.	4.75%

Apple, Inc.	4.3%

Norfolk Southern Corp.	4.1%

Dominion Resources, Inc.	4.0%

Chevron Corp.	3.7%

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)
Corning, Inc.	4.75%

Apple, Inc.	4.3%

Norfolk Southern Corp.	4.1%

Dominion Resources, Inc.	4.0%

Chevron Corp.	3.7%

Large Cap Value Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Large Cap Value Portfolio I
Class Name	Class L
Trading Symbol	PRBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$186	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 13.9%, gross of fees, during the year. The Portfolio’s focus on quality, yield and lower volatility factors led to underperformance versus the index as the market was led by volatility, momentum & growth factors.
An overweight to Information Technology and an underweight to Health Care contributed to relative performance. An underweight to Energy and an overweight to Consumer Staples detracted from performance.
Stocks contributing to performance included shares of Corning, TE Connectivity and Cummins. Stocks that underperformed were led by Progressive Insurance, Paycheck and Nintendo.
The Puerto Rico securities strategy underperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 9.0%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns
	as of March 31, 2026
	1-Year	5-Year	10-Year
Large Cap Value Portfolio I, Class L - No Load	10.91%	5.58%	7.89%
Russell 1000 Value Total Return Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 6,690,694
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 64,549
Investment Company, Portfolio Turnover	15.91%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$6,690,694

# of Portfolio Holdings	29

Portfolio Turnover Rate	15.91%

Total Advisory Fees Paid	$64,549

Holdings [Text Block]
Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.75%

Apple, Inc.	4.3%

Norfolk Southern Corp.	4.1%

Dominion Resources, Inc.	4.0%

Chevron Corp.	3.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Corning, Inc.	4.75%

Apple, Inc.	4.3%

Norfolk Southern Corp.	4.1%

Dominion Resources, Inc.	4.0%

Chevron Corp.	3.7%

Mid Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Mid Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$178	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 4.8%, gross of fees, during the year. Stock selection and sector allocation were both contributors to underperformance versus the market. Iran conflict sent commodity prices surging in the first quarter of 2026. Having zero exposure to the Energy sector was a material detractor from performance at the end of the fiscal year.
An overweight to Industrials and underweight to Real Estate contributed to performance. In addition to the large underweight in Energy discussed above, an overweight to consumer Staples detracted from performance
In terms of stock selection, best performing stocks included Keysight Technologies, Amphenol and Dollar Tree. After multiple years of strong performance, the market cap of Amphenol exceeded the range for the Portfolio and was sold. Stocks with the worst performance included Copart, Fidelity National Information Services and Avantor.
The Puerto Rico securities strategy outperformed the U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.5%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Mid Cap Core Portfolio I, Class A - No Load	3.90%	3.72%	9.43%
Mid Cap Core Portfolio I, Class A - Load	-1.29%	2.67%	8.87%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 4,468,098
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 45,946
Investment Company, Portfolio Turnover	12.44%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,468,098

# of Portfolio Holdings	32

Portfolio Turnover Rate	12.44%

Total Advisory Fees Paid	$45,946

Holdings [Text Block]
Top 5 Sectors (% of Net
Assets
)

Top 5 Holdings (% of Net Assets )

AerCap Holdings N.V.	4.76%

Dollar Tree, Inc.	4.4%

Entegris, Inc.	4.2%

Keysight Technologies, Inc.	4.1%

Allison Transmission Holdings, Inc.	3.9%
Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets )

AerCap Holdings N.V.	4.76%

Dollar Tree, Inc.	4.4%

Entegris, Inc.	4.2%

Keysight Technologies, Inc.	4.1%

Allison Transmission Holdings, Inc.	3.9%

Mid Cap Core Portfolio I - Class L
Shareholder Report [Line Items]
Fund Name	Mid Cap Core Portfolio I
Class Name	Class L
Trading Symbol	PRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$178	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 4.8%, gross of fees, during the year. Stock selection and sector allocation were both contributors to underperformance versus the market. Iran conflict sent commodity prices surging in the first quarter of 2026. Having zero exposure to the Energy sector was a material detractor from performance at the end of the fiscal year.
An overweight to Industrials and
underweight
to Real Estate contributed to performance. In addition to the large underweight in Energy discussed above, an overweight to consumer Staples detracted from performance
In terms of stock selection, bestperformingstocksincluded KeysightTechnologies,Amphenol
and
DollarTree.Aftermultiple years of strong performance, the market cap of Amphenol exceeded the range for the Portfolio and was sold. Stocks with the worst performance included Copart, Fidelity National Information Services and Avantor.
The Puerto Rico securities strategy outperformed
the
U.S. equity component of the Portfolio. The return of the cash and futures contracts was 11.5%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Mid Cap Core Portfolio I, Class L - No Load	3.90%	3.62%	9.16%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 4,468,098
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 45,946
Investment Company, Portfolio Turnover	12.44%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,468,098

# of Portfolio Holdings	32

Portfolio Turnover Rate	12.44%

Total Advisory Fees Paid	$45,946

Holdings [Text Block]
Top 5
Sectors
(% of Net Assets)
Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

AerCap Holdings N.V.	4.76%

Dollar Tree, Inc.	4.4%

Entegris, Inc.	4.2%

Keysight Technologies, Inc.	4.1%

Allison Transmission Holdings, Inc.	3.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

AerCap Holdings N.V.	4.76%

Dollar Tree, Inc.	4.4%

Entegris, Inc.	4.2%

Keysight Technologies, Inc.	4.1%

Allison Transmission Holdings, Inc.	3.9%

Small Cap Core Portfolio I - Class A
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio I
Class Name	Class A
Trading Symbol	PRAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$190	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The U.S. equity component of the Portfolio returned 18.8%, gross of fees, during the year. Except for the pull back after the tariff announcement in April 2025, the rise in equities was virtually unabated during the fiscal year. Although strong on an absolute basis, the Portfolio’s focus on quality led to underperformance versus the index as the market was led by high beta momentum stocks.
Sectors contributing
to
performance included Technology and Consumer Discretionary. Top performing stocks in those sectors included Tower Semiconductor, Ichor holdings, Advanced Energy Industries and Borg Warner.
Sectors contributing to underperformance were Industrials
and
Healthcare. Stocks underperforming in these sectors include ACV Auctions, Health Stream and Phreesia.
The Puerto Rico securities
strategy
underperformed the U.S. equity component of the Portfolio The return of the cash and futures contracts was 17.5%. During the first quarter of 2026, the Portfolio reduced its percentage investment in futures contracts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of March 31, 2026
	1-Year	5-Year	10-Year
Small Cap Core Portfolio I, Class A - No Load	16.06%	2.18%	7.63%
Small Cap Core Portfolio I, Class A - Load	10.25%	1.13%	7.08%
Russell 2000 Total Return Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Net Assets	$ 2,472,293
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 23,857
Investment Company, Portfolio Turnover	52.48%
Additional Fund Statistics [Text Block]

Key Portfolio St at istics

PORTFOLIO STATISTICS

Total Net Assets	$2,472,293

# of Portfolio Holdings	41

Portfolio Turnover Rate	52.48%

Total Advisory Fees Paid	$23,857

Holdings [Text Block]
Top 5
Sectors
(% of Net Assets)
Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.

Top 5 Holdings (% of Net Assets)

Align Technology, Inc.	2.35%

Latttice Semiconductor Corp.	2.3%

Tower Semiconductor Ltd.	2.2%

Ichor Holdings, Ltd.	2.2%

Atmus Filtration Technologies Inc.	2.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Align Technology, Inc.	2.35%

Latttice Semiconductor Corp.	2.3%

Tower Semiconductor Ltd.	2.2%

Ichor Holdings, Ltd.	2.2%

Atmus Filtration Technologies Inc.	2.1%